Exhibit 99.1

GM Financial Consumer Automobile Receivables Trust 2024-1

Class A-1 5.529 % Asset Backed Notes

Class A-2A 5.12 % Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 4.85 % Asset Backed Notes

Class A-4 4.86 % Asset Backed Notes

Class B 5.16 % Asset Backed Notes

Class C 5.26 % Asset Backed Notes

Class D 0.00 % Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among GM Financial Consumer Automobile Receivables Trust 2024-1, as Issuer, AmeriCredit Financial Services, INC. D/B/A GM Financial, as Servicer, AFS SenSub Corp., as Seller, and Citibank, N.A., as the Trust Collateral Agent, dated as of January 17, 2024. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	12/01/2023
Monthly Period Ending:	01/31/2024
Prev. Distribution/Close Date:	01/17/2024
Distribution Date:	02/16/2024
Days of Interest for Period:	30
Days in Collection Period:	62
Transaction Month:	1

				Original	Original Adjusted
Purchases	Units	Start Date	Closing Date	Pool Balance	Pool Balance
Initial Purchase	48,285	12/01/2023	01/17/2024	$1,657,333,025	$1,567,000,425

Total	48,285			$1,657,333,025	$1,567,000,425

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1}	Beginning of period Aggregate Principal Balance			{1}	$1,657,333,025

	Monthly Principal Amounts

	{2}	Collections on Receivables outstanding at end of period	{2}	63,247,753
	{3}	Collections on Receivables paid off during period	{3}	33,644,414
	{4}	Receivables becoming Liquidated Receivables during period	{4}	68,152
	{5}	Receivables becoming Purchased Receivables during period	{5}	0
	{6}	Other Receivables adjustments	{6}	7,837

	{7}	Total Monthly Principal Amounts		{7}	96,968,156

{8}	End of period Aggregate Principal Balance			{8}	$1,560,364,869

{9}	Pool Factor			{9}	94.1491448%

MONTHLY AGGREGATE ADJUSTED PRINCIPAL BALANCE CALCULATION:

{10}	Beginning of period Aggregate Principal Balance		{10}	1,657,333,025
{11}	Beginning of period Yield Supplement Overcollateralization Amount		{11}	90,332,600
	{12}	Beginning of period Aggregate Adjusted Principal Balance		{12}	$1,567,000,425

{13}	End of period Aggregate Principal Balance		{13}	1,560,364,869
{14}	End of period Yield Supplement Overcollateralization Amount		{14}	82,107,564
	{15}	End of period Aggregate Adjusted Principal Balance		{15}	$1,478,257,305

{16}	Reduction in Aggregate Adjusted Principal Balance			{16}	88,743,120

MONTHLY PERIOD NOTE BALANCE CALCULATION:

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{17}	Original Note Balance	{17}	$287,210,000	$390,000,000	$189,600,000	$521,040,000	$87,540,000

{18}	Beginning of period Note Balance	{18}	$287,210,000	$390,000,000	$189,600,000	$521,040,000	$87,540,000

{19}	Priority Principal Amount	{19}	65,302,695	0	0	0	0
{20}	Noteholder’s Principal Distributable Amount	{20}	31,340,008	0	$0	0	0

{21}	End of period Note Balance	{21}	$190,567,297	$390,000,000	$189,600,000	$521,040,000	$87,540,000

{22}	Note Pool Factors	{22}	66.3512054%	100.0000000%	100.0000000%	100.0000000%	100.0000000%

			Class B	Class C	Class D	TOTAL
			$25,070,000	$23,500,000	$19,600,000	$1,543,560,000

{23}	Beginning of period Note Balance	{23}	$25,070,000	$23,500,000	$19,600,000	$1,543,560,000

{24}	Priority Principal Amount	{24}	0	0	0	65,302,695
{25}	Noteholder’s Principal Distributable Amount	{25}	0	0	0	31,340,008

{26}	End of period Note Balance	{26}	$25,070,000	$23,500,000	$19,600,000	$1,446,917,297

{27}	Note Pool Factors	{27}	100.0000000%	100.0000000%	100.0000000%	93.7389733%

CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

		Beginning	Interest	Interest			Calculated
	Class	Note Balance	Carryover	Rate	Days	Days Basis	Interest
{28}	Class A - 1	$287,210,000	0	5.52900%	30	Actual days/360	$1,323,321
{29}	Class A - 2A	$390,000,000	0	5.12000%	29	30/360	$1,608,534
{30}	Class A - 2B	$189,600,000	0	5.74600%	30	Actual days/360	$907,868
{31}	Class A - 3	$521,040,000	0	4.85000%	29	30/360	$2,035,675
{32}	Class A - 4	$87,540,000	0	4.86000%	29	30/360	$342,720
{33}	Class B	$25,070,000	0	5.16000%	29	30/360	$104,208
{34}	Class C	$23,500,000	0	5.26000%	29	30/360	$99,575
{35}	Class D	$19,600,000	0	0.00000%	29	30/360	0

RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
{36}	Principal Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{36}	96,892,167
{37}	Interest Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{37}	16,198,817
{38}	Liquidation Proceeds collected during period (net of Fees)	{38}	28,245
{39}	Purchase Amounts or amounts from Servicer deposited in Collection Account	{39}	0
{40}	Investment Earnings - Collection Account	{40}	193,131
{41}	Accel. of Notes pursuant to Section 5.2 of the Indenture, the amount of money or property collected pursuant to Section 5.3 of the Indenture.	{41}	0
{42}	From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal	{42}	8,386
{43}	Collection of Supplemental Servicing - Extension Fees	{43}	33,978
{44}	Collection of Supplemental Servicing - Repo and Recovery Fees Netted from Gross Liquidation Proceeds	{44}	12,109
{45}	Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance	{45}	32,239
{46}	Total Available Funds	{46}		113,399,072

Distributions:
{47}	Base Servicing Fee	{47}	2,854,296
{48}	Repo and Recovery Fees - reimbursed to Servicer	{48}	12,109
{49}	Bank Service Charges - reimbursed to Servicer	{49}	0
{50}	Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer	{50}	32,239
{51}	Trustee and Trust Collateral Agent Fees pro rata	{51}	425
{52}	Asset Representations Reviewer Fee pro rata	{52}	0
{53}	Owner Trustee Fee pro rata	{53}	250
{54}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{54}	1,323,321
{55}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{55}	1,608,534
{56}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{56}	907,868
{57}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{57}	2,035,675
{58}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{58}	342,720
{59}	First Priority Principal Distribution Amount	{59}	0
{60}	Class B Noteholders’ Interest Distributable Amount	{60}	104,208
{61}	Second Priority Principal Distribution Amount	{61}	22,202,695
{62}	Class C Noteholders’ Interest Distributable Amount	{62}	99,575
{63}	Third Priority Principal Distribution Amount	{63}	23,500,000
{64}	Class D Noteholders’ Interest Distributable Amount	{64}	0
{65}	Fourth Priority Principal Distribution Amount	{65}	19,600,000
{66}	To the Reserve Account, the Reserve Account Deposit Amount	{66}	0
{67}	To the Noteholders, Noteholder’s Principal Distributable Amount (as calculated below)	{67}	31,340,008
{68}	Add’l fees (Trustee, Owner Trustee, Trust Collateral Agent, Asset Representations Reviewer pro rata)	{68}	0
{69}	To the Certificateholders, the aggregate amount remaining	{69}	7,435,149
{70}	Total Distributions	{70}		$113,399,072

CALCULATION OF PRIORITY PRINCIPAL DISTRIBUTION:

		(X)	(Y)		Priority
		Cumulative	Adjusted Pool	Excess of	Principal
	Class	Note Balance	Balance	(X) - (Y)	Distribution
{71}	First Priority	$1,475,390,000	$1,478,257,305	$0	$0
{72}	Second Priority	1,500,460,000	1,478,257,305	22,202,695	22,202,695
{73}	Third Priority	1,523,960,000	1,478,257,305	45,702,695	23,500,000
{74}	Fourth Priority	1,543,560,000	1,478,257,305	65,302,695	19,600,000

CALCULATION OF NOTEHOLDERS’ PRINCIPAL DISTRIBUTABLE AMOUNT:

{75}	Excess Total Available Funds			{75}	38,775,157

{76}	Beginning Note Balance	{76}	1,543,560,000
{77}	Principal payments	{77}	65,302,695
{78}	Pro Forma Note Balance		{78}	1,478,257,305

{79}	Adjusted Pool Balance	{79}	1,478,257,305
{80}	2% of Original Adjusted Pool Balance ($31,340,008)	{80}	31,340,008
{81}	Required Pro Forma Note Balance {79} minus {80}		{81}	1,446,917,297

{82}	Excess of Pro Forma Note Balance over Required Pro Forma Balance {78} minus {81}			{82}	31,340,008

{83}	Noteholder’s Principal Distributable Amount (Lesser of {75} and {82})				{83}	$31,340,008

RECONCILIATION OF RESERVE ACCOUNT:

				Current
{84}	Specified Reserve Balance			$3,917,501

{85}	Beginning of period Reserve Account balance	{85}		$3,917,501

{86}	The Reserve Account Deposit, from Collection Account	{86}	0
{87}	Investment Earnings	{87}	8,386
{88}	Investment Earnings - transferred to Collection Account Available Funds	{88}	(8,386)
{89}	Reserve Account Withdrawal Amount	{89}	0

{90}	End of period Reserve Account balance	{90}		$3,917,501

CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{91}	Aggregate Principal Balance	{91}	$1,560,364,869
{92}	End of Period Note Balance	{92}	1,446,917,297
{93}	Overcollateralization	{93}	113,447,572
{94}	Overcollateralization %	{94}		7.27%

CALCULATION OF TOTAL OVERCOLLATERALIZATION (ADJUSTED PRINCIPAL BALANCE):

{95}	Aggregate Adjusted Principal Balance	{95}	$1,478,257,305
{96}	End of Period Note Balance	{96}	1,446,917,297
{97}	Overcollateralization	{97}	31,340,008
{98}	Overcollateralization %	{98}		2.12%

MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

			Cumulative	Monthly
{99}	Original Number of Receivables	{99}	48,285
{100}	Beginning of period number of Receivables	{100}	0	48,285
{101}	Number of Receivables becoming Liquidated Receivables during period	{101}	1	1
{102}	Number of Receivables becoming Purchased Receivables during period	{102}	0	0
{103}	Number of Receivables paid off during period	{103}	1,200	1,200
{104}	End of period number of Receivables	{104}	47,084	47,084

STATISTICAL DATA: (CURRENT AND HISTORICAL):

			Original	Prev. Month	Current
{105}	Weighted Average APR of the Receivables	{105}	5.96%	5.96%	5.98%
{106}	Weighted Average Remaining Term of the Receivables	{106}	59.00	59.00	56.79
{107}	Weighted Average Original Term of Receivables	{107}	69.00	69.00	69.00
{108}	Average Receivable Balance	{108}	$34,324	$34,324	$33,140
{109}	Net Losses in Period	{109}	$0	$0	$39,907
{110}	Aggregate Realized Losses	{110}	$0	$0	$39,907
{111}	Aggregate Realized Loss Percentage	{111}		0.000%	0.002%
{112}	ABS Prepay Speed	{112}		0.0000	2.9830

DELINQUENCY:

Receivables with Scheduled Payment delinquent			Units	Dollars	Percentage
{113}	31-60 days	{113}	160	$5,857,807	0.38%
{114}	61-90 days	{114}	30	975,286	0.06%
{115}	91-120 days	{115}	1	38,081	0.00%
{116}	Total	{116}	191	$6,871,174	0.44%

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER:

			Dollars	Percentage
{117}	Receivables with Scheduled Payment delinquent 61 days or more	{117}	$1,013,367	0.06%

{118}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.10%)	{118}		Yes

EXTENSIONS:

{119}	Principal Balance of Receivables extended during current period	{119}	$5,071,628
{120}	Beginning of Period Aggregate Principal Balance	{120}	1,657,333,025
{121}	Extension Rate {119} divided by {120}	{121}		0.31%

CREDIT RISK RETENTION ⁽¹⁾

			Dollars	Percentage
{122}	Fair Value of Residual Interest	{122}	97,202,916	5.95%
{123}	Class D Fair Value	{123}	11,938,184	0.73%
{124}	Total Fair Value of Notes and Residual Interest + Class D Fair Value	{124}	1,633,101,100	100.00%

{125}	Compliance (Fair Value must be at least 5% of the aggregate value of the Notes and Residual Interest)		{125}	Yes

⁽¹⁾	Recalculated as of the closing date. Changes in the fair value methodology or inputs and assumptions as described in the prospectus include final interest rates and final tranche sizes as of the closing date and listed above. In determining the interest payments on the floating rate Class A-2-B Notes, 30-day Average SOFR is assumed to reset consistent with the applicable forward rate curve as of January 17, 2024. The Depositor retained all of the Class D Notes at closing. Based on the revised assumptions, the Depositor was not required to retain any of the Class D Notes or an eligible vertical interest in all notes to satisfy the Sponsor’s obligations under Regulation RR. Therefore, the Class D Notes are not reflected in the Fair Value of Residual Interest above and the Sponsor will not be bound by any future Reg RR requirements related to such notes.

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting
Date:	February 13, 2024